Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2026	May 23, 2025	Feb. 28, 2025	Jul. 02, 2024	May 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Ordinary shares, authorized	50,000,000		50,000,000		50,000,000
Ordinary shares, issued	21,812,500	21,812,500	17,500,000	17,500,000
Ordinary shares, outstanding	21,812,500	21,812,500	17,500,000	17,500,000